Financial Instruments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) MW	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($) MW	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 CAD ($) MW	Dec. 31, 2018 CAD ($) MW	Dec. 31, 2017 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Risk management assets					$ 166	$ 146
Increase (decrease) in derivative forward power prices, reasonable possible	$ 9		$ 6
Decrease in base fair value				$ (11)
Decrease in sensitivity values		$ (2)
Fixed-price contracts | Minimum
Disclosure of detailed information about financial instruments [line items]
Long-term fixed price power sale contract, delivery volume | MW			300			300
Fixed-price contracts | Maximum
Disclosure of detailed information about financial instruments [line items]
Long-term fixed price power sale contract, delivery volume | MW	380				380
Unit contingent power purchases | Minimum
Disclosure of detailed information about financial instruments [line items]
Volume discount ranges, percent	2.20%	2.20%	2.20%	2.20%
Sensitivity analysis in derivative, price discount, percent	1.00%	1.00%	1.10%	1.10%
Sensitivity analysis in derivative, volume discount ranges, percent	8.60%	8.60%	8.60%	8.60%
Unit contingent power purchases | Maximum
Disclosure of detailed information about financial instruments [line items]
Volume discount ranges, percent	2.80%	2.80%	16.90%	16.90%
Sensitivity analysis in derivative, price discount, percent	2.00%	2.00%	1.90%	1.90%
Sensitivity analysis in derivative, volume discount ranges, percent	10.50%	10.50%	27.30%	27.30%
Structured products – Eastern US
Disclosure of detailed information about financial instruments [line items]
Sensitivity Analysis In Derivative, Implied Correlations, Percent	0.00%	0.00%
Sensitivity Analysis In Derivative, Implied Volatility And Correlation, Percent			3000.00%	3000.00%
Structured products – Eastern US | Minimum
Disclosure of detailed information about financial instruments [line items]
Basis relationship, percent	91.00%	91.00%	75.00%	75.00%
Non-standard shape factors, percent	63.00%	63.00%	63.00%	63.00%
Sensitivity analysis in derivative, basis relationship, percent	4.00%	4.00%	4.20%	4.20%
Sensitivity analysis in derivative, non-standard shape factors, percent	4.00%	4.00%	4.00%	4.00%
Implied volatility for shares, significant unobservable inputs, entity's own derivative	0.00%	0.00%	25.00%	25.00%
Implied correlations for shares, significant unobservable inputs, entity's own derivative			70.00%	70.00%
Sensitivity Analysis In Derivative, Implied Volatility, Percent	0.00%	0.00%	37.00%	37.00%
Structured products – Eastern US | Maximum
Disclosure of detailed information about financial instruments [line items]
Basis relationship, percent	112.00%	112.00%	109.00%	109.00%
Non-standard shape factors, percent	116.00%	116.00%	104.00%	104.00%
Sensitivity analysis in derivative, basis relationship, percent	6.00%	6.00%	6.90%	6.90%
Sensitivity analysis in derivative, non-standard shape factors, percent	10.00%	10.00%	9.30%	9.30%
Implied volatility for shares, significant unobservable inputs, entity's own derivative			84.00%	84.00%
Implied correlations for shares, significant unobservable inputs, entity's own derivative	0.00%	0.00%
Sensitivity Analysis In Derivative, Implied Volatility, Percent			49.00%	49.00%
Long-term wind energy sale – Eastern US
Disclosure of detailed information about financial instruments [line items]
Sensitivity Analysis In Derivative, Implied Correlations, Percent	10.00%	10.00%	10.00%	10.00%
Long-term contracts | UNITED STATES | Fixed-price contracts | Minimum
Disclosure of detailed information about financial instruments [line items]
Forward power price ranges per MWh	$ 20		$ 20
Long-term contracts | UNITED STATES | Fixed-price contracts | Maximum
Disclosure of detailed information about financial instruments [line items]
Forward power price ranges per MWh	28		35
Level III | Long-term contracts | Fixed-price contracts
Disclosure of detailed information about financial instruments [line items]
Forward power price ranges per MWh	1		1
Level III | Long-term contracts | Fixed-price contracts | Minimum
Disclosure of detailed information about financial instruments [line items]
Forward power price ranges per MWh			7
Level III | Long-term contracts | Fixed-price contracts | Maximum
Disclosure of detailed information about financial instruments [line items]
Forward power price ranges per MWh	9		8
Level III | Long-term contracts | Forward contract
Disclosure of detailed information about financial instruments [line items]
Forward power price ranges per MWh	6		6
Level III | Long-term contracts | Forward contract | Minimum
Disclosure of detailed information about financial instruments [line items]
Forward power price ranges per MWh	38		42
Level III | Long-term contracts | Forward contract | Maximum
Disclosure of detailed information about financial instruments [line items]
Forward power price ranges per MWh	$ 60		$ 68
Recurring fair value measurement | Level I
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic					$ (3)	$ 3
Recurring fair value measurement | Level III
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic					$ 686	$ 695	$ 771